Annual Total Returns[BarChart] - ProShares Ultra Russell2000 - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	50.27%	(18.23%)	30.56%	87.00%	6.04%	(11.99%)	40.72%	27.05%	(25.75%)	48.48%